Congress Mid Cap Growth Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Aerospace & Defense - 3.0%
Curtiss-Wright Corp.	95,000	$32,959,300

Biotechnology - 2.1%
Halozyme Therapeutics, Inc. (a)	411,775	23,322,936

Broadline Retail - 3.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	304,827	33,991,259

Capital Markets - 7.7%
Houlihan Lokey, Inc.	137,000	24,895,640
MarketAxess Holdings, Inc.	98,605	21,755,221
Raymond James Financial, Inc.	222,060	37,412,669
		84,063,530

Commercial Services & Supplies - 2.8%
Copart, Inc. (a)	526,500	30,500,145

Construction & Engineering - 2.8%
EMCOR Group, Inc.	69,500	31,140,170

Consumer Staples Distribution & Retail - 9.3%
Casey's General Stores, Inc.	83,100	35,049,087
Sprouts Farmers Market, Inc. (a)	196,821	31,164,637
US Foods Holding Corp. (a)	514,606	36,501,004
		102,714,728

Containers & Packaging - 2.6%
AptarGroup, Inc.	180,850	28,420,578

Electrical Equipment - 2.2%
nVent Electric PLC	366,471	23,853,597

Electronic Equipment, Instruments & Components - 2.6%
Teledyne Technologies, Inc. (a)	55,800	28,532,214

Energy Equipment & Services - 0.8%
Weatherford International PLC	141,500	8,907,425

GICS~Hotels, Restaurants & Leisure - 2.1%
Texas Roadhouse, Inc.	126,800	22,963,480

Ground Transportation - 2.7%
Saia, Inc. (a)	62,366	29,942,540

Health Care Equipment & Supplies - 11.4%
Cooper Cos., Inc. (a)	247,500	23,896,125
Dexcom, Inc. (a)	350,000	30,390,500
Penumbra, Inc. (a)	149,479	39,906,409
ResMed, Inc.	133,300	31,482,794
		125,675,828

Insurance - 3.2%
Brown & Brown, Inc.	334,835	35,043,831

IT Services - 2.8%
GoDaddy, Inc. - Class A (a)	144,770	30,785,340

Life Sciences Tools & Services - 2.1%
West Pharmaceutical Services, Inc.	67,500	23,054,625

Machinery - 5.5%
Crane Co.	198,820	33,863,022
Watts Water Technologies, Inc. - Class A	128,250	26,519,535
		60,382,557

Media - 2.1%
Trade Desk, Inc. - Class A (a)	192,000	22,786,560

Professional Services - 2.4%
Booz Allen Hamilton Holding Corp.	204,750	26,412,750

Semiconductors & Semiconductor Equipment - 3.4%
Monolithic Power Systems, Inc.	30,000	19,121,100
Onto Innovation, Inc. (a)	89,334	18,292,030
		37,413,130

Software - 13.7%
CyberArk Software Ltd. (a)	68,600	25,449,228
Descartes Systems Group, Inc. (a)	296,267	34,316,607
Dynatrace, Inc. (a)	565,922	32,681,995
PTC, Inc. (a)	140,000	27,087,200
SPS Commerce, Inc. (a)	169,100	31,229,388
		150,764,418

Specialty Retail - 3.1%
American Eagle Outfitters, Inc.	584,945	9,441,012
Valvoline, Inc. (a)	665,707	24,704,387
		34,145,399

Technology Hardware, Storage & Peripherals - 3.1%
Pure Storage, Inc. - Class A (a)	495,000	33,556,050

Textiles, Apparel & Luxury Goods - 3.0%
Deckers Outdoor Corp. (a)	184,666	32,752,362
TOTAL COMMON STOCKS (Cost $810,863,549)		1,094,084,752

SHORT-TERM INVESTMENTS - 0.6%		Value
Money Market Funds - 0.6%	Shares
First American Treasury Obligations Fund - Class X, 4.31% (b)	6,961,781	6,961,781
TOTAL SHORT-TERM INVESTMENTS (Cost $6,961,781)		6,961,781

TOTAL INVESTMENTS - 100.2% (Cost $817,825,330)		1,101,046,533
Liabilities in Excess of Other Assets - (0.2)%		(1,744,838)
TOTAL NET ASSETS - 100.0%		$1,099,301,695
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Congress Mid Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,094,084,752	$–	$–	$1,094,084,752
Money Market Funds	6,961,781	–	–	6,961,781
Total Investments	$1,101,046,533	$–	$–	$1,101,046,533

Refer to the Schedule of Investments for further disaggregation of investment categories.